SCHEDULE OF DEFERRED INITIAL PUBLIC OFFERING IPO COSTS (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Deferred Initial Public Offering Ipo Costs
Underwriting fee		$ 80,000
Nasdaq filing fee		5,000
FINRA filing fee		2,750
Total		$ 87,750